Consolidated Statements Of Comprehensive Loss shares in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ARS ($) shares
EXPENSES
Exploration and evaluation expenditures	$ (49,197)		$ (35,961)
General and administrative	(22,883)		(10,386)
Equity compensation	(6,638)		(5,393)
Share of (loss)/gain of Cauchari-Olaroz Project	(83,276)		5,933
Share of loss of Arena Minerals	(1,359)		(342)
Total expenses	(163,353)		(46,149)
OTHER ITEMS
Transaction costs	0		(86)
Loss on JEMSE transaction	0		(4,712)
Gain on financial instruments measured at fair value	42,006		21,372
Gain on modification of the loans to Exar Capital	20,354		0
Finance costs	(21,321)		(14,273)
Foreign exchange gain	3,433	$ 201	73	$ 35
Finance and other income	25,313		5,165
Other Income Expense	69,785		7,539
NET LOSS BEFORE TAX	(93,568)		(38,610)
Tax expense	0		0
NET LOSS BEFORE DISCONTINUED OPERATIONS	(93,568)		(38,610)
INCOME FROM DISCONTINUED OPERATIONS	0		122
Net (loss)/income	(93,568)		(38,488)
TOTAL COMPREHENSIVE LOSS	$ (93,568)		$ (38,488)
BASIC AND DILUTED LOSS PER SHARE
(Loss)/income per share – basic | $ / shares	$ (0.7)		$ (0.32)
(Loss)/income per share – diluted | $ / shares	$ (0.7)		$ (0.32)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- DILUTED | shares	133,709	133,709	118,808	118,808